As filed with the U.S. Securities and Exchange Commission
on May 24, 2016
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 354 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 357 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 600 Lexington Avenue, 20th Floor New York, NY 10022 (Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on June 24, 2016 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 354 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 161, which was filed with the Securities and Exchange Commission on August 28, 2014. This Post-Effective Amendment No. 354 is filed solely for the purpose of designating June 24, 2016 as the new effective date of Post-Effective Amendment No. 161, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 342 on April 28, 2016, Post-Effective Amendment No. 329 on March 23, 2016, Post-Effective Amendment No. 318 on March 2, 2016, Post-Effective Amendment No. 309 on February 3, 2016, Post-Effective Amendment No. 301 on January 7, 2016, Post-Effective Amendment No. 294 on December 9, 2015, Post-Effective Amendment No. 288 on November 12, 2015, Post-Effective Amendment No. 281 on October 14, 2015, Post-Effective Amendment No. 274 on September 16, 2015, Post-Effective Amendment No. 267 on August 19, 2015, Post-Effective Amendment No. 262 on July 21, 2015, Post-Effective Amendment No. 252 on June 18, 2015, Post-Effective Amendment No. 242 on May 21, 2015, Post-Effective Amendment No. 235 on April 30, 2015, Post-Effective Amendment No. 228 on April 1, 2015, Post-Effective Amendment No. 216 on March 5, 2015, Post-Effective Amendment No. 209 on February 5, 2015, Post-Effective Amendment No. 204 on January 13, 2015, Post-Effective Amendment No. 199 on December 18, 2014, Post-Effective Amendment No. 192 on November 20, 2014, Post-Effective Amendment No. 184 on November 7, 2014. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 354 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of May, 2016.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer), Trustee	May 24, 2016
Bruno del Ama

/s/ Luis Berruga	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer	May 24, 2016
Luis Berruga

*	Trustee
Sanjay Ram Bharwani		May 24, 2016

*	Trustee
Scott R. Chichester		May 24, 2016

*	Trustee
Kartik Kiran Shah		May 24, 2016

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney